COMMITMENTS CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Commitments
	December 31, 2024	December 31, 2023
Not later than one year	$180	$714
Later than one year and not later than five years	1,052	1,241
Later than five years	3,312	3,965
	$4,544	$5,920